RECEIVABLES AND ALLOWANCES FOR CREDIT LOSSES - Schedule of Allowance for Credit Losses for Growers Advances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for expected credit losses to grower advances at beginning of period	$ (25,531)	$ (18,964)
Additional provisions in the period	(19,028)	(12,222)
Recoveries of amounts previously reserved	4,766	1,401
Write-offs	39	5,398
Balance sheet reclassifications	452	(1,161)
Foreign exchange impact	79	17
Allowance for expected credit losses to grower advances at end of period	(37,049)	$ (25,531)
Accounts receivables, Allowance for Credit loss, Acquisition	$ (2,174)